SHARE- BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Expense Recognized in Financial Statements
The expense recognized in the Company's financial statements for services provided by employees and service-providers is as follows:

	Year ended December 31,
	2017	2016	2015

Share-based compensation	$2,244	$2,943	$4,365

Schedule of Number of Share Options
The following table summarizes the number of share options, the weighted average exercise price, and the changes that were made in the option plans to employees, consultants and directors:

	2017		2016		2015
	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)

Outstanding at January 1	4,439,884	9.50	4,970,028	9.65	3,770,762	9.75

Grants	1,537,250	5.08	377,500	6.94	1,455,250	8.90

Exercised	(269,738)	2.18	(76,447)	2.45	(53,408)	5.58

Forfeited	(601,096)	10.22	(831,197)	9.87	(202,576)	7.15

Outstanding at December 31	5,106,300	8.47	4,439,884	9.50	4,970,028	9.65
Exercisable at December 31	3,146,823	10.73	3,203,850	9.18	2,794,672	8.79

Schedule of Share Options Outstanding
The following table summarizes information about share options outstanding at December 31, 2017:

	Options outstanding
Range of exercise prices ($)	Number outstanding	Average remaining contractual life	Weighted average exercise price
2.64 – 4.95	724,437	9.36	4.81
5.19 – 6.65	1,068,000	7.71	5.60
6.81 – 7.85	1,059,270	4.72	7.33
8.09 – 9.78	951,365	6.69	9.19
10.03 – 13.70	1,142,728	5.90	12.50
17.65 – 20.39	160,500	6.36	18.75

Total	5,106,300	6.69	8.47

Schedule of Assumptions Used to Value Options
The fair value of the Company's share options granted to employees, directors and consultants for the years ended December 31, 2017, 2016 and 2015 was estimated using the binomial model with the following assumptions:

	2017	2016	2015

Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	42-43	45-54	48-51
Risk-free interest rate (%)	1.89-2.42	1.87-2.35	1.8-2.7
Suboptimal factor	1.8-2	1.8-2	1.8-2
Post-vesting forfeiture rate (%)	5-10	5-10	5-10

key officers and directors [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Number of Share Options
Option grants to key officers and directors:

Date of grant	Grantee	Options granted	Par Value (NIS)	Exercise prices (NIS)	Exercise prices ($)	Total fair value $ in thousands
March 22, 2015	President and CEO	170,000	0.02	39.62	9.78	$663
March 22, 2015	Key officers	285,000	0.02	39.62	9.78	$1,016
March 22, 2015	Director	2,500	0.02	38.77	9.57	$20
	Director	2,500	0.02	40.77	10.06
July 2, 2015	Directors	12,500	0.02	39.53	10.46	$44
November 17, 2015	Key officers	160,000	0.02	31.77	8.14	$382
December 16, 2015	Key officer	130,000	0.02	27.73	7.15	$298
February 29, 2016	Director	2,500	0.02	28.28	7.23	$14
	Director	2,500	0.02	32.72	8.37
May 18, 2016	Directors	12,500	0.02	27.79	7.25	$41
August 10, 2016	Director	10,000	0.02	26.89	7.06	$27
September 26, 2016	Key officer	150,000	0.02	26.21	6.96	$318
January 12, 2017	Director	2,500	0.02	21.18	5.54	$6
April 2, 2017	Key officer	179,000	0.02	20.12	5.54	$318
May 16, 2017	Directors	10,000	0.02	19.59	5.43	$21
August 9, 2017	Key officers	550,000	0.02	18.71	5.20	$705
August 10, 2017	Director	2,500	0.02	18.67	5.19	$4
September 17, 2017	Director	2,500	0.02	17.34	4.92	$4
October 1, 2017	Key officer	15,000	0.02	16.92	4.79	$22